Income Taxes - Schedule of Components of the Company’s Income Tax Provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Components of the Company’s Income Tax Provision [Abstract]
Current
Deferred
Total income tax provision